BORROWINGS - Additional Information (Details) $ in Millions, $ in Millions		6 Months Ended
	May 15, 2018 USD ($)	Jun. 30, 2018 USD ($) extension	Dec. 31, 2017 USD ($)	Apr. 17, 2017 CAD ($)	Feb. 22, 2017 CAD ($)
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 1,975
Subsidiary and corporate borrowings		0	$ 789
Letter of credit outstanding amount		$ 59	106
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.20%
Medium-Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 228	239
Medium-Term Notes, Public - Canadian - Maturing February 22, 2024 | CAD
Disclosure of detailed information about borrowings [line items]
Face amount				$ 400	$ 300
Medium-Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.30%		3.30%
Medium-Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate | CAD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.10%
Medium-Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				4.00%	4.10%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 305	318
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.30%			3.30%
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 500
Subsidiary and corporate borrowings		$ 0	0
Borrowings, number of extensions | extension		4
Revolving credit facility with Brookfield | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		2.00%
Commitment fees		$ 0
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		1,256	2,101
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		(56)
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		9,689	$ 8,063
Increase in borrowings		1,600
Increase (decrease) through financing cash flows, liabilities arising from financing activities		$ 100
Brazilian Regulated Gas Transmission Operation [Member] | Senior secured notes [Member]
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 1,500
Debt Instrument, Period Term	5 years
Brazilian Regulated Gas Transmission Operation [Member] | Senior secured notes [Member] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.10%